UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE AGGRESSIVE GROWTH FUND

FORM N-Q

NOVEMBER 30, 2014

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited)	November 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 90.0%
CONSUMER DISCRETIONARY - 16.6%
Internet & Catalog Retail - 1.2%
Liberty Interactive Corp., Interactive Series A Shares	3,908,820	$113,942,103	*
Liberty TripAdvisor Holdings Inc.	390,882	10,245,017	*
Liberty Ventures, Series A	946,598	34,683,351	*

Total Internet & Catalog Retail		158,870,471

Media - 15.4%
AMC Networks Inc., Class A Shares	3,519,977	228,305,708	*(a)
Ascent Media Corp., Class A Shares	76,760	4,131,223	*
Cablevision Systems Corp., New York Group, Class A Shares	8,772,580	178,258,825
CBS Corp., Class B Shares	784,000	43,025,920
Comcast Corp., Class A Shares	700,000	39,928,000
Comcast Corp., Special Class A Shares	10,881,880	618,199,603
DIRECTV	2,152,362	188,783,671	*
Discovery Communications Inc., Class A Shares	742,900	25,927,210	*
Discovery Communications Inc., Class C Shares	2,278,500	77,491,785	*
Liberty Broadband Corp., Class A Shares	735,197	39,994,717	*
Liberty Broadband Corp., Class C Shares	510,099	27,973,802	*
Liberty Global PLC, Class A Shares	697,331	36,254,239	*
Liberty Global PLC, Series C Shares	2,111,627	105,412,420	*
Liberty Media Corp., Class A Shares	1,640,394	60,317,287	*
Liberty Media Corp., Class C Shares	2,940,788	107,426,986	*
Madison Square Garden Inc., Class A Shares	2,272,183	165,960,246	*
Starz	1,028,501	33,930,248	*
Viacom Inc., Class B Shares	784,000	59,293,920
World Wrestling Entertainment Inc., Class A Shares	993,600	11,436,336

Total Media		2,052,052,146

TOTAL CONSUMER DISCRETIONARY		2,210,922,617

ENERGY - 11.1%
Energy Equipment & Services - 5.7%
Core Laboratories NV	2,534,686	326,543,597	(a)
Frank’s International NV	130,300	2,342,794
National-Oilwell Varco Inc.	2,478,171	166,136,584
Weatherford International PLC	20,000,150	262,001,965	*

Total Energy Equipment & Services		757,024,940

Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	7,339,395	580,913,115
Newfield Exploration Co.	5,000,000	136,150,000	*

Total Oil, Gas & Consumable Fuels		717,063,115

TOTAL ENERGY		1,474,088,055

FINANCIALS - 1.3%
Capital Markets - 0.4%
Cohen & Steers Inc.	1,343,500	58,133,245

Thrifts & Mortgage Finance - 0.9%
Astoria Financial Corp.	3,962,230	52,420,303
New York Community Bancorp Inc.	3,714,810	59,028,331

Total Thrifts & Mortgage Finance		111,448,634

TOTAL FINANCIALS		169,581,879

HEALTH CARE - 32.7%
Biotechnology - 16.6%
Alkermes PLC	1,052,000	57,881,040	*
Amgen Inc.	4,855,620	802,682,542
Biogen Idec Inc.	3,292,304	1,013,009,018	*
ImmunoGen Inc.	860,750	8,857,117	*
Isis Pharmaceuticals Inc.	1,931,000	100,006,490	*

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY	SHARES	VALUE
Biotechnology - (continued)
ProQR Therapeutics NV	294,300	$4,464,531	*
Vertex Pharmaceuticals Inc.	1,948,240	229,658,531	*

Total Biotechnology		2,216,559,269

Health Care Equipment & Supplies - 2.0%
Covidien PLC	2,500,450	252,545,450
Wright Medical Group Inc.	360,535	10,560,070	*

Total Health Care Equipment & Supplies		263,105,520

Health Care Providers & Services - 6.3%
UnitedHealth Group Inc.	8,504,060	838,755,438

Pharmaceuticals - 7.8%
Actavis PLC	2,747,989	743,633,303	*
Agios Pharmaceuticals Inc.	203,800	20,545,078	*
Mallinckrodt PLC	312,556	28,823,914	*
Teva Pharmaceutical Industries Ltd., ADR	345,170	19,667,787
Valeant Pharmaceuticals International Inc.	1,536,988	223,554,905	*

Total Pharmaceuticals		1,036,224,987

TOTAL HEALTH CARE		4,354,645,214

INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
Engility Holdings Inc.	256,057	10,767,197	*
L-3 Communications Holdings Inc.	1,521,345	189,559,587

Total Aerospace & Defense		200,326,784

Commercial Services & Supplies - 3.1%
ADT Corp.	4,442,865	155,233,703
Tyco International PLC	5,935,730	254,642,817

Total Commercial Services & Supplies		409,876,520

Construction & Engineering - 1.0%
Fluor Corp.	2,192,730	135,927,333

Machinery - 1.8%
Pall Corp.	1,947,880	187,210,747
Pentair PLC	812,382	52,569,239

Total Machinery		239,779,986

Trading Companies & Distributors - 0.1%
NOW Inc.	457,042	12,239,585	*

TOTAL INDUSTRIALS		998,150,208

INFORMATION TECHNOLOGY - 19.4%
Communications Equipment - 0.2%
ARRIS Group Inc.	1,123,743	33,453,829	*

Electronic Equipment, Instruments & Components - 1.7%
Dolby Laboratories Inc., Class A Shares	849,100	37,683,058
TE Connectivity Ltd.	2,857,670	183,462,414

Total Electronic Equipment, Instruments & Components		221,145,472

Internet Software & Services - 1.5%
Facebook Inc., Class A Shares	2,650,603	205,951,853	*

Semiconductors & Semiconductor Equipment - 4.7%
Broadcom Corp., Class A Shares	7,497,440	323,364,587
Cree Inc.	5,307,990	192,892,357	*
Intel Corp.	2,799,460	104,279,885

Total Semiconductors & Semiconductor Equipment		620,536,829

Software - 4.0%
Advent Software Inc.	1,876,600	59,169,198
Autodesk Inc.	2,865,180	177,641,160	*
Citrix Systems Inc.	2,584,630	171,386,815	*

See Notes to Schedule of Investments.

CLEARBRIDGE AGGRESSIVE GROWTH FUND

Schedule of investments (unaudited) (cont’d)	November 30, 2014

SECURITY			SHARES	VALUE
Software - (continued)
Nuance Communications Inc.			8,163,180	$123,508,914	*

Total Software				531,706,087

Technology Hardware, Storage & Peripherals - 7.3%
SanDisk Corp.			4,891,250	506,048,725
Seagate Technology PLC			7,020,050	464,095,505

Total Technology Hardware, Storage & Peripherals				970,144,230

TOTAL INFORMATION TECHNOLOGY				2,582,938,300

MATERIALS - 1.4%
Metals & Mining - 1.4%
Freeport-McMoRan Inc.			5,483,400	147,229,290
Nucor Corp.			798,500	42,823,555

TOTAL MATERIALS				190,052,845

TOTAL COMMON STOCKS (Cost - $4,752,121,148)				11,980,379,118

			RIGHTS
RIGHTS - 0.0%
Wright Medical Group Inc., CVR (Cost - $3,631,500)			1,452,600	6,391,440	*

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,755,752,648)				11,986,770,558

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 8.5%
U.S. Government Obligations - 7.5%
U.S. Treasury Bills (Cost - $999,983,474)	0.035%	12/18/14	$1,000,000,000	999,983,474	(b)

Repurchase Agreements - 1.0%
Interest in $500,000,000 joint tri-party repurchase agreement dated 11/28/14 with RBS Securities Inc.; Proceeds at maturity - $131,697,758 (Fully collateralized by various U.S. government obligations, 0.625% to 3.625% due 1/15/25 to 2/15/44; Market value - $134,331,846) (Cost - $131,696,989)	0.070%	12/1/14	131,696,989	131,696,989

TOTAL SHORT-TERM INVESTMENTS (Cost - $1,131,680,463)				1,131,680,463

TOTAL INVESTMENTS - 98.5% (Cost - $5,887,433,111#)				13,118,451,021
Other Assets in Excess of Liabilities - 1.5%				195,159,520

TOTAL NET ASSETS - 100.0%				$13,313,610,541

*	Non-income producing security.

(a)	In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At November 30, 2014, the total market value of Affiliated Companies was $554,849,305, and the cost was $288,488,522 (See Note 3).

(b)	Rate shown represents yield-to-maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
CVR	— Contingent Value Rights

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Aggressive Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$11,980,379,118	—	—	$11,980,379,118
Rights	6,391,440	—	—	6,391,440

Total long-term investments	$11,986,770,558	—	—	$11,986,770,558

Short-term investments†	—	$1,131,680,463	—	1,131,680,463

Total investments	$11,986,770,558	$1,131,680,463	—	$13,118,451,021

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At November 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,256,455,662
Gross unrealized depreciation	(25,437,752)

Net unrealized appreciation	$7,231,017,910

3. Transactions with affiliated companies

An “Affiliated Company”, as defined in the 1940 Act, includes a company in which the Fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the period ended November 30, 2014:

Company	Affiliate Value at 8/31/14					Dividend Income	Affiliate Value at 11/30/14		Realized Gain/Loss
		Purchased		Sold
		Cost	Shares	Cost	Shares
AMC Networks Inc., Class A Shares	—	$37,139,185	600,000	—	—	—	$228,305,708	*	—
Core Laboratories NV	—	131,797,473	979,816	—	—	$682,070	326,543,597	*	—

	—	$168,936,658		—		$682,070	$554,849,305		—

*	This security was not an affiliated company as of August 31, 2014.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 20, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 20, 2015